COMMON STOCK (Details Narrative) - USD ($)						12 Months Ended
	Aug. 17, 2023	Jul. 17, 2023	Jun. 09, 2023	Mar. 28, 2023	Feb. 24, 2022	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						480,000,000	480,000,000
Common stock, par value						$ 0.00001	$ 0.00001
Common stock, reserve stock split					1 for 10,000 reverse stock split
Cash proceeds from common stock						$ 1,079,114
Cash proceeds from common stock						$ 170,000
Common Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services				894,113
Share issued price per share				$ 0.50
Cash proceeds from common stock				$ 447,057
Common Stock Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services				894,113
Share issued price per share				$ 0.50
Cash proceeds from common stock				$ 447,057
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services	370,000					2,158,227
Share issued price per share	$ 0.50
Cash proceeds from common stock	$ 185,000					$ 22
Shares issued		240,000	100,000			340,000
Cash proceeds from common stock		$ 120,000	$ 50,000